GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 03, 2023	Mar. 01, 2022	Apr. 19, 2024	Nov. 15, 2023	Mar. 31, 2023	Jul. 27, 2022	Feb. 28, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018
Accumulated deficit								$ 103,985			$ 106,948
Net cash used in operating activities								949	$ 3,409
Cash, cash equivalents and restricted cash								6,096	$ 1,521		$ 5,577	$ 4,505
Net working capital								26,095
Amount of secured financing														$ 20,000
Remaining available secured financing													$ 6,000
Gross proceeds of subordinated debt							$ 12,000			$ 12,000
Amount of direct offering cost	$ 2,750	$ 4,650	$ 2,900	$ 2,000	$ 2,400	$ 1,740
Pre-funded warrant issued purchase of ordinary shares	128,715	220,079	262,114	183,596	51,631
Number of warrants to purchase ordinary shares	33,050	156,500	143,694	54,050	24,250	282,434
Concurrent private placement of warrant to purchase ordinary shares	161,765	282,434	450,808	475,291	75,881	282,434
Concurrent private placement of exercise price	$ 17	$ 14	$ 7.6	$ 10	$ 33.2	$ 6.4
Exercise price of warrants	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 6.16
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing								$ 6,000